Note 22 - Related Party Transactions by Balance Sheet Classification (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Assets	$ 25,868	$ 9,990
Liabilities	33,336	28,317
Cash and cash equivalents [Member]
Related Party Transaction [Line Items]
Assets	3,246	4,800
Accounts receivable [Member]
Related Party Transaction [Line Items]
Assets	2,028	863
Marketable securities [Member]
Related Party Transaction [Line Items]
Assets	15,320
Other current assets [Member]
Related Party Transaction [Line Items]
Assets	84	301
Marketable securities [Member]
Related Party Transaction [Line Items]
Assets	3,107	2,508
Petroleum and Alcohol account - receivable from Federal Government (Note 11) [Member]
Related Party Transaction [Line Items]
Assets	493	469
Restricted deposits for legal proceedings [Member]
Related Party Transaction [Line Items]
Assets	1,481	983
Other assets [Member]
Related Party Transaction [Line Items]
Assets	109	66
Current debt [Member]
Related Party Transaction [Line Items]
Liabilities	2,167	1,093
Current liabilities [Member]
Related Party Transaction [Line Items]
Liabilities	1,879	1,075
Dividends and interest on capital payable to Federal Government [Member]
Related Party Transaction [Line Items]
Liabilities	958	729
Long-term debt [Member]
Related Party Transaction [Line Items]
Liabilities	28,258	24,762
Other liabilities [Member]
Related Party Transaction [Line Items]
Liabilities	$ 74	$ 658